UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Raiff Partners, Inc.

Address:   152 West 57th Street
           New York, NY  10019


Form 13F File Number: 28-5866


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sheldon Brody
Title:  Chief Financial Officer
Phone:  212-247-6509

Signature,  Place,  and  Date  of  Signing:

/s/ Sheldon Brody                  New York, NY                       5/14/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-5866          Raiff Partners, Inc.
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              43

Form 13F Information Table Value Total:  $      225,401
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-5534               Centurion Advisors, L.P.
----  --------------------  ----------------------------------------------------
2     28-5414               Centurion Investment Group, L.P.
----  --------------------  ----------------------------------------------------
3     28-7106               Centurion Investors, LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ------
ACTIVISION BLIZZARD INC           CS             00507V109    3,615   300,000 SH       DEFINED    1,2,3      300,000      0      0
ALTRIA GROUP INC                  CS             02209S103    2,052   100,000 SH       DEFINED    1,2,3      100,000      0      0
AMERICAN EAGLE OUTFITTERS INC NEW CS             02553E106    6,204   335,000 SH       DEFINED    1,2,3      335,000      0      0
ANNALY CAPITAL MANAGEMENT INC.    CS             035710409    5,154   300,000 SH       DEFINED    1,2,3      300,000      0      0
APPLE INC                         CS             037833100   24,675   105,000 SH       DEFINED    1,2,3      105,000      0      0
ARES CAPITAL CORP                 CS             04010L103    5,039   340,000 SH       DEFINED    1,2,3      340,000      0      0
BALTIC TRADING LTD                CS             Y0553W103    1,287    95,000 SH       DEFINED    1,2,3       95,000      0      0
BANK OF AMERICA CORP              CS             060505104    8,925   500,000 SH       DEFINED    1,2,3      500,000      0      0
BARCLAYS BANK PLC  PFD A          PFD ADR        06739H776      531    21,785 SH       DEFINED    1,2,3       21,785      0      0
BLACKROCK HI YLD FUND             CS             09255P107      275    25,000 SH       DEFINED    1,2,3       25,000      0      0
CANADIAN PACIFIC RAILWAY LTD      CS             13645T100    5,624   100,000 SH       DEFINED    1,2,3      100,000      0      0
CENTURYTEL INC                    CS             156700106   13,298   375,000 SH       DEFINED    1,2,3      375,000      0      0
CITIGROUP INC                     CS             172967101    4,455 1,100,000 SH       DEFINED    1,2,3    1,100,000      0      0
CNA FINANCIAL CORP                CS             126117100    2,271    85,000 SH       DEFINED    1,2,3       85,000      0      0
FORD MOTOR COMPANY                CS             345370860   20,741 1,650,000 SH       DEFINED    1,2,3    1,650,000      0      0
GAMESTOP CORP                     CS             36467W109    2,848   130,000 SH       DEFINED    1,2,3      130,000      0      0
HARRY WINSTON DIAMOND CORPORATION CS             41587B100    2,120   215,000 SH       DEFINED    1,2,3      215,000      0      0
HARTFORD FINANCIAL SERVICES GROUP CS             416515104    8,100   285,000 SH       DEFINED    1,2,3      285,000      0      0
HESS CORP                         CS             42809H107    8,444   135,000 SH       DEFINED    1,2,3      135,000      0      0
ISTAR FINANCIAL INC               CS             45031U101    1,148   250,000 SH       DEFINED    1,2,3      250,000      0      0
LEAR CORP                         CS             521865204    8,332   105,000 SH       DEFINED    1,2,3      105,000      0      0
LINCOLN NATIONAL                  CS             534187109   10,438   340,000 SH       DEFINED    1,2,3      340,000      0      0
METLIFE                           CS             59156R108    8,668   200,000 SH       DEFINED    1,2,3      200,000      0      0
MF GLOBAL HOLDINGS LTD            CS             55277J108    4,075   505,000 SH       DEFINED    1,2,3      505,000      0      0
MFA FINANCIAL INC                 CS             55272X102      883   120,000 SH       DEFINED    1,2,3      120,000      0      0
MGIC INVESTMENT CORP              CS             552848103    4,388   400,000 SH       DEFINED    1,2,3      400,000      0      0
MORGAN STANLEY                    CS             617446448    7,030   240,000 SH       DEFINED    1,2,3      240,000      0      0
NEW AMERICA HIGH INCOME FUND      CS             641876800      708    75,000 SH       DEFINED    1,2,3       75,000      0      0
NEW YORK COMMUNITY BANCORP        CS             649445103    4,383   265,000 SH       DEFINED    1,2,3      265,000      0      0
OLD REPUBLIC INTL CORP            CS             680223104    2,219   175,000 SH       DEFINED    1,2,3      175,000      0      0
OPPENHEIMER HOLDINGS INC          CL A           683797104    1,148    45,000 SH       DEFINED    1,2,3       45,000      0      0
PHILLIPS VAN HEUSEN CORP          CS             718592108    7,170   125,000 SH       DEFINED    1,2,3      125,000      0      0
POPULAR INC.                      CS             733174106    1,455   500,000 SH       DEFINED    1,2,3      500,000      0      0
RADIAN GROUP INC                  CS             750236101    3,284   210,000 SH       DEFINED    1,2,3      210,000      0      0
REYNOLDS AMERICAN INC             CS             761713106    2,699    50,000 SH       DEFINED    1,2,3       50,000      0      0
SAKS INCORPORATED                 CS             79377W108    4,042   470,000 SH       DEFINED    1,2,3      470,000      0      0
SMUCKER J M CO                    CS             832696405    2,109    35,000 SH       DEFINED    1,2,3       35,000      0      0
SPDR BARCLAYS CAPITAL HI YLD ETF  ETF            78464A417    5,372   135,000 SH       DEFINED    1,2,3      135,000      0      0
SPRINT NEXTEL CORP                CS             852061100    3,800 1,000,000 SH       DEFINED    1,2,3    1,000,000      0      0
STARWOOD PROPERTY TRUST INC       CS             85571B105    1,351    70,000 SH       DEFINED    1,2,3       70,000      0      0
TRAVELERS COS INC                 CS             89417E109    6,473   120,000 SH       DEFINED    1,2,3      120,000      0      0
ULTRASHORT S&P 500 PROSHARES      PSHS ULDHT     74347R883    7,748   250,000 SH       DEFINED    1,2,3      250,000      0      0
ZALE CORPORATION                  CS             988858106      822   300,000 SH       DEFINED    1,2,3      300,000      0      0
TOTAL PORTFOLIO                                             225,401
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